UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1.  Schedule of Investments

Fort Dearborn Income Securities, Inc. – Schedule of Investments
June 30, 2005 (unaudited)

	Face
	Amount	Value

Bonds – 98.44%
U.S. Bonds – 87.96%
U.S. Corporate Bonds – 54.30%
Alcoa, Inc.
6.000%, due 01/15/12	$720,000	$779,746
Allstate Corp.
6.750%, due 05/15/18	195,000	227,599
Altria Group, Inc.
7.750%, due 01/15/27	310,000	372,260
Amerada Hess Corp.
7.875%, due 10/01/29	450,000	568,576
American General Finance Corp.
5.375%, due 10/01/12	370,000	381,939
Apache Corp.
6.250%, due 04/15/12	305,000	340,567
AT&T Corp.†
9.750%, due 11/15/31	860,000	1,119,075
AvalonBay Communities, Inc.
7.500%, due 08/01/09	375,000	418,108
Avon Products, Inc.
7.150%, due 11/15/09	1,270,000	1,416,637
Bank of America Corp.
7.400%, due 01/15/11	1,915,000	2,191,677
Bank One Corp.
7.875%, due 08/01/10	815,000	942,243
BellSouth Corp.
6.000%, due 10/15/11	315,000	340,307
6.550%, due 06/15/34	890,000	1,013,351
Boeing Capital Corp.
7.375%, due 09/27/10	320,000	366,042
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	395,000	422,607
Burlington Northern Santa Fe Corp.
6.875%, due 12/01/27	120,000	146,044
7.082%, due 05/13/29	740,000	918,455
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	1,105,000	1,228,088
Capital One Financial Corp.
5.500%, due 06/01/15	700,000	716,128
Caterpillar, Inc.
6.550%, due 05/01/11	720,000	798,528
Cendant Corp.
7.375%, due 01/15/13	340,000	389,286
Centex Corp.
7.875%, due 02/01/11	300,000	342,971
CIT Group, Inc.
7.750%, due 04/02/12	140,000	164,197
Citigroup, Inc.
5.000%, due 09/15/14	1,882,000	1,925,184
5.625%, due 08/27/12	815,000	870,525
Citizens Communications Co.
9.000%, due 08/15/31	585,000	599,625
Comcast Corp.
7.050%, due 03/15/33	1,300,000	1,534,837
ConAgra Foods, Inc.
6.750%, due 09/15/11	420,000	464,792
ConocoPhillips Co.
8.750%, due 05/25/10	680,000	810,047
Coors Brewing Co.
6.375%, due 05/15/12	350,000	379,659
DaimlerChrysler N.A. Holding Corp.
8.500%, due 01/18/31	845,000	1,070,533
Delta Air Lines, Inc.(a)
10.500%, due 04/30/16	700,000	338,443
Devon Financing Corp., ULC
6.875%, due 09/30/11	985,000	1,102,183
Dominion Resources, Inc.
5.700%, due 09/17/12	415,000	437,626
Dow Chemical Co.
6.125%, due 02/01/11	330,000	358,283
Duke Capital LLC
5.668%, due 08/15/14	560,000	581,773
Duke Energy Field Services LLC
8.125%, due 08/16/30	590,000	789,601
EOP Operating LP
7.250%, due 06/15/28	700,000	815,982
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,065,000	1,233,190

	Face
	Amount	Value

Federated Department Stores, Inc.
6.625%, due 04/01/11	$300,000	$330,931
FirstEnergy Corp., Series B
6.450%, due 11/15/11	650,000	710,207
Ford Motor Co.
7.450%, due 07/16/31	1,785,000	1,490,147
General Dynamics Corp.
4.250%, due 05/15/13	730,000	721,689
General Electric Capital Corp.
6.000%, due 06/15/12	1,730,000	1,886,769
6.750%, due 03/15/32	1,150,000	1,419,086
General Motors Acceptance Corp.
6.875%, due 09/15/11	3,550,000	3,276,962
Goldman Sachs Group, Inc.
6.125%, due 02/15/33	440,000	481,027
6.875%, due 01/15/11	1,685,000	1,878,829
HSBC Finance Corp.
6.750%, due 05/15/11	1,165,000	1,293,092
ICI Wilmington, Inc.
5.625%, due 12/01/13	850,000	881,907
International Paper Co.
6.750%, due 09/01/11	875,000	953,790
JPMorgan Chase & Co.
6.750%, due 02/01/11	955,000	1,056,135
Kraft Foods, Inc.
5.625%, due 11/01/11	760,000	806,226
Kroger Co.
7.500%, due 04/01/31	685,000	824,923
Lincoln National Corp.
6.200%, due 12/15/11	390,000	426,649
Lockheed Martin Corp.
8.500%, due 12/01/29	255,000	368,265
Marathon Oil Corp.
6.125%, due 03/15/12	325,000	353,733
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	705,000	744,101
McKesson Corp.
7.750%, due 02/01/12	600,000	697,244
Mellon Funding Corp.
5.000%, due 12/01/14	195,000	201,628
Merck & Co., Inc.
6.400%, due 03/01/28	520,000	605,503
Miller Brewing Co., 144A
5.500%, due 08/15/13	350,000	362,709
Morgan Stanley
6.750%, due 04/15/11	1,675,000	1,854,620
7.250%, due 04/01/32	355,000	447,315
Motorola, Inc.
7.625%, due 11/15/10	625,000	715,141
National City Bank
4.625%, due 05/01/13	360,000	363,737
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	945,000	1,324,548
Newell Rubbermaid, Inc.
6.750%, due 03/15/12	235,000	258,177
News America, Inc.
6.200%, due 12/15/34	810,000	850,089
Northrop Grumman Corp.
7.125%, due 02/15/11	425,000	480,660
Occidental Petroleum Corp.
8.450%, due 02/15/29	265,000	382,716
Pacific Gas & Electric Co.
6.050%, due 03/01/34	510,000	562,065
Pitney Bowes, Inc.
4.625%, due 10/01/12	300,000	304,205
Progress Energy, Inc.
7.000%, due 10/30/31	520,000	600,598
Progressive Corp.
6.250%, due 12/01/32	275,000	314,518
PSEG Power LLC
8.625%, due 04/15/31	290,000	400,379
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	830,000	825,850
Rohm & Haas Co.
7.850%, due 07/15/29	290,000	395,224
Safeway, Inc.
7.250%, due 02/01/31	435,000	503,715
SBC Communications, Inc.
5.875%, due 02/01/12	800,000	855,180
Sempra Energy
7.950%, due 03/01/10	480,000	545,073
SLM Holding Corp.
5.125%, due 08/27/12	115,000	118,906

	Face
	Amount	Value

Sprint Capital Corp.
8.750%, due 03/15/32	$665,000	$925,089
Target Corp.
7.000%, due 07/15/31	305,000	391,638
Time Warner, Inc.
7.625%, due 04/15/31	1,585,000	1,979,489
Travelers Property Casualty Corp.
6.375%, due 03/15/33	350,000	381,749
TXU Energy Co. LLC
7.000%, due 03/15/13	1,115,000	1,243,484
Tyson Foods, Inc.
8.250%, due 10/01/11	125,000	148,246
U.S. Bank N.A.
6.375%, due 08/01/11	500,000	551,647
Unilever Capital Corp.
7.125%, due 11/01/10	945,000	1,068,309
Union Oil Co. of California
7.500%, due 02/15/29	300,000	401,135
Union Pacific Corp.
6.650%, due 01/15/11	470,000	522,868
UST, Inc.
6.625%, due 07/15/12	475,000	530,793
Valero Energy Corp.
7.500%, due 04/15/32	470,000	580,130
Verizon New York, Inc., Series B
7.375%, due 04/01/32	1,085,000	1,274,351
Viacom, Inc.
6.625%, due 05/15/11	825,000	886,137
Wachovia Bank N.A.
7.800%, due 08/18/10	1,620,000	1,881,695
Washington Mutual Bank FA
5.500%, due 01/15/13	1,050,000	1,099,568
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,025,000	1,130,586
Wendy’s International, Inc.
6.200%, due 06/15/14	310,000	310,828
Weyerhaeuser Co.
7.375%, due 03/15/32	665,000	784,151
Wyeth
5.500%, due 03/15/13	700,000	736,716

		79,619,591

Asset-Backed Securities – 7.10%
Centerpoint Energy Transition Bond Co. LLC, 01-1, Class A4
5.630%, due 09/15/15	3,200,000	3,429,671
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	810,342	832,145
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	454,164	462,325
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	1,500,000	1,515,038
CPL Transition Funding LLC, 02-1, Class A5
6.250%, due 01/15/17	3,000,000	3,427,137
Small Business Administration, 04-P10B, Class 1
4.754%, due 08/10/14	738,233	745,776

		10,412,092

Mortgage & Agency Debt Securities – 12.91%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	271,624	274,714
Federal Home Loan Mortgage Corp.
3.875%, due 01/12/09	1,825,000	1,809,190
5.000%, due 01/30/14	30,000	30,081
5.125%, due 07/15/12	3,565,000	3,778,946
5.625%, due 03/15/11	1,320,000	1,425,208
Federal Home Loan Mortgage Corp., Gold
5.500%, due 10/01/19	912,161	936,759
6.000%, due 10/01/34	859,265	881,650
6.500%, due 02/01/17	291,011	302,834
Federal National Mortgage Association
4.625%, due 10/15/13	785,000	807,361
5.500%, due 03/01/33	563,041	571,421
5.500%, due 09/01/34	2,707,514	2,746,136
5.500%, due 11/01/34	456,896	463,413
6.000%, due 06/01/23	274,207	282,510
6.000%, due 11/01/28	400,636	412,019
6.250%, due 02/01/11	1,370,000	1,501,200
7.000%, due 03/01/31	216,878	229,563
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	653,467	681,219
Federal National Mortgage Association, 93-106, Class Z, REMIC
7.000%, due 06/25/13	47,822	50,163
Government National Mortgage Association

	Face
	Amount	Value

6.500%, due 05/15/29	$146,722	$153,481
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	1,604,161	1,588,822

		18,926,690

Municipal Notes and Bonds – 3.56%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	2,440,781
New Jersey Economic Development Authority *
2.893%, due 02/15/18	5,000,000	2,772,750

		5,213,531

U.S. Government Obligations – 10.09%
U.S. Treasury Bonds
6.250%, due 08/15/23	1,640,000	2,043,786
6.250%, due 05/15/30	3,005,000	3,914,130
8.750%, due 05/15/17	210,000	301,522
U.S. Treasury Notes
4.750%, due 05/15/14	930,000	986,817
U.S. Treasury Inflation Indexed Bonds
2.000%, due 01/15/14	5,950,417	6,129,162
U.S. Treasury Strips *
1.675%, due 02/15/27	3,620,000	1,418,559

		14,793,976

Total U.S. Bonds		128,965,880

International Bonds – 10.48%
International Corporate Bonds – 8.03%
Canada – 2.31%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	745,000	940,562
Bombardier, Inc., 144A
6.750%, due 05/01/12	1,020,000	969,000
Burlington Resources Finance Co.
6.680%, due 02/15/11	370,000	408,311
Canadian National Railway Co.
6.900%, due 07/15/28	285,000	350,520
Conoco Funding Co.
7.250%, due 10/15/31	275,000	360,999
Telus Corp.
8.000%, due 06/01/11	305,000	356,698

		3,386,090

Cayman Islands – 2.30%
Augusta Funding Ltd. VI, 144A
7.375%, due 04/15/13	2,500,000	2,605,975
Transocean, Inc.
7.500%, due 04/15/31	585,000	764,700

		3,370,675

France – 0.31%
France Telecom S.A.†
8.500%, due 03/01/31	330,000	460,088

Luxembourg – 0.32%
Telecom Italia Capital S.A.
6.375%, due 11/15/33	430,000	461,090

Netherlands – 0.58%
Deutsche Telekom International Finance BV †
8.750%, due 06/15/30	625,000	846,237

United Kingdom – 2.21%
Abbey National PLC
7.950%, due 10/26/29	750,000	1,019,873
Barclays Bank PLC, 144A ††
8.550%, due 06/15/11	290,000	348,892
British Telecommunications PLC
8.375%, due 12/15/10	340,000	402,555
HSBC Holdings PLC
5.250%, due 12/12/12	260,000	270,585
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	385,000	458,510
Vodafone Group PLC
7.875%, due 02/15/30	555,000	743,668

		3,244,083

Total International Corporate Bonds		11,768,263

Foreign Government Bonds – 2.11%
Mexico – 2.11%
United Mexican States
8.125%, due 12/30/19	2,520,000	3,095,820

Sovereign/Supranational Bonds – 0.34%
PEMEX Project Funding Master Trust
8.000%, due 11/15/11	440,000	499,400

Total International Bonds		15,363,483

Total Bonds (Cost $134,270,368)		144,329,363

	Shares	Value

Short-Term Investment** – 0.63%
Other – 0.63%
UBS Supplementary Trust – U.S. Cash Management Prime Fund
yield of 3.28% ***
(Cost $927,297)	927,297	$927,297

Total Investments (Cost $135,197,665) – 99.07%#		145,256,660
Cash and other assets, less liabilities – 0.93%		1,369,195

Net Assets – 100.00%		$146,625,855

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $135,197,665; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$11,036,809
Gross unrealized depreciation		(977,814)

Net unrealized appreciation		$10,058,995

†	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
††	Reflects rate at June 30, 2005 on variable rate instruments.
*	Reflects annualized yield at June 30, 2005 on zero coupon bonds.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.’s advisor.
***	Interest rate reflects yield at June 30, 2005.
(a)	Security is illiquid. This security amounted to $338,443 or 0.23% of net assets.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $5,519,766 or 3.76% of net assets.
REMIC	Real Estate Mortgage Investment Conduit.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
#	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Fort Dearborn Income Securities, Inc.

Industry Diversification
As a Percent of Net Assets
As of June 30, 2005 (unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	1.07%
Airlines	0.23
Automobiles	1.75
Beverages	0.51
Capital Markets	4.04
Chemicals	1.11
Commercial Banks	4.82
Commercial Services & Supplies	0.95
Communications Equipment	0.49
Consumer Finance	4.20
Diversified Financial Services	5.11
Diversified Telecommunication Services	4.74
Electric Utilities	2.42
Food & Staples Retailing	0.91
Food Products	1.70
Gas Utilities	0.37
Hotels, Restaurants & Leisure	0.21
Household Durables	0.41
Insurance	1.43
Machinery	0.54
Media	3.58
Metals & Mining	0.53
Multi-Utilities & Unregulated Power	1.21
Multiline Retail	0.49
Oil & Gas	3.10
Paper & Forest Products	1.18
Personal Products	0.97
Pharmaceuticals	1.20
Real Estate	0.84
Road & Rail	1.92
Thrifts & Mortgage Finance	0.75
Tobacco	0.62
Wireless Telecommunication Services	0.90

Total U.S. Corporate Bonds	54.30

Asset-Backed Securities	7.10
Mortgage and Agency Debt Securities	12.91
Municipal Notes and Bonds	3.56
U.S. Government Obligations	10.09

Total U.S. Bonds	87.96

INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.66
Commercial Banks	1.43
Diversified Financial Services	1.78
Diversified Telecommunication Services	1.72
Energy Equipment & Services	0.52
Oil & Gas	1.17
Road & Rail	0.24
Wireless Telecommunication Services	0.51

Total International Corporate Bonds	8.03

Foreign Government Bonds	2.11
Sovereign/Supranational Bonds	0.34

Total International Bonds	10.48

TOTAL BONDS	98.44
SHORT-TERM INVESTMENT	0.63

TOTAL INVESTMENTS	99.07
CASH AND OTHER ASSETS, LESS LIABILITIES	0.93

NET ASSETS	100.00%

1) Transactions with Affiliates

The Fund invests in shares of UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”). The Supplementary Trust is managed by UBS Global Asset Management (Americas) Inc. (the “Advisor”) and is offered as a cash management option only to mutual funds and certain other accounts managed by Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at June 30, 2005 and for the period then ended are summarized as follows:

				% of Net
Purchases	Sales Proceeds	Interest Income	Value	Assets

$ 23,186,755	$ 25,982,458	$ 43,955	$ 927,297	0.63%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi annual report dated March 31, 2005.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 29, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:	August 29, 2005